CONVERTIBLE PREFERRED STOCK (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 14, 2017	Jun. 30, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	May 30, 2017
Preferred stock, voting rights			Each share of Series A and Series B has limited voting rights, is entitled to participate with the common stock on liquidation and holders of Series A and Series B are subject to beneficial ownership limitations.		Each share of Series A and B has limited voting rights, is entitled to participate with the common stock on liquidation and holders of Series A and B have beneficial ownership limitations.
Common Stock [Member]
Conversion of shares of preferred stock to common stock (in shares)				599,362	599,362
Conversion of stock, shares converted (in shares)			(6,095,569)	(400,000)	(400,000)	(1,460,000)
Series A Convertible Preferred Stock [Member]
Convertible preferred stock, par value (in dollars per share)			$ 0.001		$ 0.001	$ 0.001
Convertible Preferred Stock, authorized (in shares)			37,564,767		37,564,767	37,564,767
Convertible Preferred Stock, outstanding (in shares)			0		304,778	324,778
Conversion of stock, shares converted (in shares)			6,095,569	400,000	20,000	73,000
Conversion of shares of preferred stock to common stock (in shares)					400,000	1,460,000
Conversion of stock, shares converted (in shares)			304,778	20,000	(20,000)	73,000
Series B Convertible Preferred Stock [Member]
Convertible preferred stock, par value (in dollars per share)			$ 0.001		$ 0.001	$ 0.001
Convertible Preferred Stock, authorized (in shares)			85		85	85
Convertible Preferred Stock, outstanding (in shares)			0.85		0.85	0.92
Conversion of stock, shares converted (in shares)				599,362	0.07
Conversion of shares of preferred stock to common stock (in shares)				(0.07)	(0.07)
Conversion of stock, shares converted (in shares)
Series C Convertible Preferred Stock [Member]
Conversion of stock, shares converted (in shares)	375,000	1,537,500
Conversion of shares of preferred stock to common stock (in shares)		4,392,858
Dividends		$ 473,604
Accretion of deemed distribution		$ 473,604
Conversion of stock, shares converted (in shares)
Series C Convertible Preferred Stock [Member]
Conversion of preferred stock, shares							2.857
Percentage of outstanding shares							87.00%
Series C Convertible Preferred Stock [Member] | Board of Director [Member]
Number of shares issued		230,000
Series C Convertible Preferred Stock [Member] | Common Stock [Member]
Conversion of stock, shares converted (in shares)		6,175,000				6,175,000
Series C Convertible Preferred Stock [Member] | Warrant [Member]
Conversion of stock, shares converted (in shares)		3,087,500				3,087,500
Series D Convertible Preferred Stock [Member]
Conversion of stock, shares converted (in shares)		166,750
Conversion of shares of preferred stock to common stock (in shares)		496,429
Dividends		$ 123,274
Accretion of deemed distribution		$ 123,274
Conversion of stock, shares converted (in shares)
Series D Convertible Preferred Stock [Member] | Common Stock [Member]
Conversion of stock, shares converted (in shares)		1,985,716
Series D Convertible Preferred Stock [Member] | Warrant [Member]
Conversion of stock, shares converted (in shares)		496,429